Other related party transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Related Party Transactions Details
Legal fees	$ 249,218	$ 172,199	$ 62,645